Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Interest-bearing loans and borrowings	$ 78,184	$ 78,150
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	73,953	71,896
Lease liabilities	1,875	2,126
Unsecured other loans	98	119
Secured bank loans	17	23
Non-current interest-bearing loans and borrowings	75,944	74,163
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	1,290	2,514
Lease liabilities	644	703
Secured bank loans	4	392
Unsecured bank loans	278	182
Unsecured other loans	24	196
Current interest-bearing loans and borrowings	$ 2,240	$ 3,987